Annual Total Returns[BarChart] - Access Flex Bear High Yield ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.59%)	(17.60%)	(16.06%)	(6.99%)	(4.94%)	(13.57%)	(4.51%)	(0.42%)	(12.62%)	(6.63%)